Note 14 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Compensation and Employee Benefit Plans, Other than Share-based Compensation [Text Block]
1
4
. Employee benefit plans

In the United States, the Company has adopted a defined contribution plan (the U.S. Plan) which qualifies under Section 401(k) of the Internal Revenue Code. All U.S. employees of the Company who have attained 21 years of age are eligible for participation in the U.S. Plan upon employment. The effective date of the U.S. Plan was January 1, 2008. Under the U.S. Plan, participating employees may defer up to the Internal Revenue Service annual contribution limit. The Company does not match employee contributions as of December 31, 2015.

In the United Kingdom, the Company has adopted a defined contribution plan (the U.K. Plan) which qualifies under the rules established by HM Revenue & Customs. The U.K. Plan allows all U.K. employees to contribute a minimum of 5% of salary with no maximum limit. The contribution is matched by the Company, up to a maximum of 5% of salary. The Company paid to the U.K. Plan $0.7 million in matching contributions in the year ended December 31, 2015, and $0.6 million in the year ended December 31, 2014 and $0.4 million in 2013.